Note 8 - Fair Value Measurements (Details) - USD ($)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Note 8 - Fair Value Measurements (Details) [Line Items]
Financial and Nonfinancial Liabilities, Fair Value Disclosure (in Dollars)	$ 0	$ 0				$ 0				$ 0		$ 0	$ 0
Provision for Loan and Lease Losses (in Dollars)	50,000	$ 0	$ 75,000	$ 90,000	$ 25,000	$ 150,000	$ 100,000	$ 225,000	$ 250,000	50,000	$ 115,000	190,000	725,000
SEC Schedule III, Real Estate, Write-down or Reserve, Amount (in Dollars)	0			0						0	0	0
Impaired Loan [Member]
Note 8 - Fair Value Measurements (Details) [Line Items]
Provision for Loan and Lease Losses (in Dollars)	$ 47,000			$ 8,000						$ 82,000	$ 21,000	$ 49,000	150,000
Foreclosed Real Estate [Member]
Note 8 - Fair Value Measurements (Details) [Line Items]
SEC Schedule III, Real Estate, Write-down or Reserve, Amount (in Dollars)													$ 20,000
Fair Value, Inputs, Level 3 [Member] | Minimum [Member] | Impaired Loan [Member]
Note 8 - Fair Value Measurements (Details) [Line Items]
Fair Value Inputs Estimated Selling Costs										10.00%		10.00%
Fair Value, Inputs, Level 3 [Member] | Minimum [Member] | Foreclosed Real Estate [Member]
Note 8 - Fair Value Measurements (Details) [Line Items]
Fair Value Inputs Estimated Selling Costs												10.00%
Fair Value Inputs, Discount Rate										20.00%		10.00%	10.00%
Fair Value, Inputs, Level 3 [Member] | Maximum [Member] | Impaired Loan [Member]
Note 8 - Fair Value Measurements (Details) [Line Items]
Fair Value Inputs Estimated Selling Costs										20.00%		48.00%
Fair Value, Inputs, Level 3 [Member] | Maximum [Member] | Foreclosed Real Estate [Member]
Note 8 - Fair Value Measurements (Details) [Line Items]
Fair Value Inputs Estimated Selling Costs												60.00%
Fair Value Inputs, Discount Rate										60.00%		60.00%	38.00%
Fair Value, Inputs, Level 3 [Member] | Weighted Average [Member] | Foreclosed Real Estate [Member]
Note 8 - Fair Value Measurements (Details) [Line Items]
Fair Value Inputs Estimated Selling Costs												40.00%
Fair Value Inputs, Discount Rate										30.00%		40.00%	20.00%